Income taxes - Income Tax Expense (Recovery) Reconciliation Canada (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Income Tax [Abstract]
Loss before income taxes	$ (659,509)	$ (160,488)
Income tax recovery at the statutory tax rate	(174,770)	(42,529)
Impact of rate differential of foreign jurisdiction	10,916	8,303
Non-deductible share-based compensation and related costs	9,298	14,048
Acquisition-related compensation and transaction-related costs	452	575
Other non-deductible expenses and non-taxable amounts	(1,527)	742
Adjustment related to prior years	3,431	1,089
Goodwill impairment	147,457	0
Changes in unrecognized benefits of deferred tax assets	10,756	19,493
Impact of foreign exchange and other	1,674	1,755
Total income tax expense	$ 7,687	$ 3,476